Note 11 - Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11 – COMMITMENTS AND CONTINGENCIES

MIG and SPD

On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer MIG and former consultant, Strategic Product Development ("SPD").  The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total close to $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. The ruling determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The panel of American Arbitration Association ruled that the only assets in which production was funded by MIG from the Company’s production payments were $10,000 in trial molds. The equipment asset on the balance sheet has been reduced by $710,000 and charged to impairment for the payments no longer associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments.  The gain related to this award will be recorded when collected. The Company has retained counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against SPD, Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Auto-Retractable Vacuum safety syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations ("RICO") Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. On February 2, 2013, Richard H. Theriault filed for bankruptcy in Massachusetts under Chapter 11.  The South Carolina lawsuit has been temporarily stayed until such time when the arbitration award against Richard H. Theriault and MIG can be ruled on in United States Federal District Court in Massachusetts, seeking judgment outside the bankruptcy court. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court. On May 6, 2013 that court upheld its ruling in favor of continuing the injunction. The Company is now awaiting a ruling from the bankruptcy court to set aside its arbitration award outside of the bankruptcy so that the Company can lift the stay, confirm the judgment and proceed with its court cases and its efforts to seek monetary satisfaction of its award against Theriault and MIG.

JMJ Financial, Inc.

On March 12, 2012, the Company filed a lawsuit against Justin Keener and JMJ in Charleston County, South Carolina.  The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares.  The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed.  On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida, described below.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663.  The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this amount based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raises and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

SEC

On September 20,2012, the SEC filed a civil complaint in Federal District Court in Georgia against the Company, alleging that the Company issued four misleading press releases during the period from August 2010 through October 2010 and one misleading press release in July 2011, related to the Company’s production schedule of its auto retractable safety syringe. The SEC names the Company’s current Chief Executive Officer, Rondald L. Wheet, as a co-defendant. Among other relief, the SEC seeks an order requiring the defendants to disgorge money received from its equity line financing from August 2010 through May 2011, in addition to other civil penalty amounts. In April 2013, the SEC identified Phillip Maurice Hicks a/k/a Marty Hicks as its client or whistle blower. In September of 2011, a South Carolina Circuit Court declared Mr. Hicks to be liable by default for internet defamation of the Company and Rondald L. Wheet, CEO. The Company and Mr. Wheet are awaiting a hearing by a special referee to determine monetary damages against Mr. Hicks. The Company, in consultation with its legal counsel, intends to vigorously defend itself and its Chief Executive Officer, Rondald L. Wheet, against these claims.

Employment Agreements

Effective May 15, 2012, the Company and Mr. Wheet, Chief Executive Officer, entered into a 2-year employment agreement.  The agreement provides for an annual salary of $247,500 and other reasonable and customary fringe benefits.

Effective April 11, 2011, the Company and Mr. Olmo, Chief Operating Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Effective June 1, 2011, the Company and Mr. Hodges, Chief Financial Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Lease Agreement

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month.  On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space. According to the amended lease agreement, the lease ends on July 1, 2016, and the Company is to pay Osprey $10,000 per month.  Rondald L. Wheet, our Chairman and Chief Executive Officer, is the sole member of Osprey.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

MIG and SPD

On January 2, 2013, the Company won its arbitration proceeding concerning its counter claims against Richard Theriault, former manufacturer MIG and former consultant, Strategic Product Development ("SPD").  The monetary award included $770,000 in recoupment of production costs plus interest, legal fees and other arbitration costs, which will total close to $1 million. In other claims, Theriault was found guilty of fraud in the inducement and breach of contract and was found to have no rights to any of the Company's proprietary technology, files, drawings, designs, patents or products. The ruling determined that all production mold payments made by the Company to MIG for the manufacturing of production molds had instead been used by Mr. Theriault for other non-production related purposes. The panel of American Arbitration Association ruled that the only assets in which production was funded by MIG from the Company’s production payments were $50,000 in trial molds. The equipment asset on the balance sheet has been reduced by $710,000 and charged to impairment for the payments no longer associated with a production or trial mold. The $770,000 award is for the recovery of damages related to these production payments.  The gain related to this award will be recorded when collected. The Company has hired legal counsel in Massachusetts and South Carolina to assist in efforts to collect these damages.

On September 26, 2012, the Company filed suit in South Carolina Federal District Court against SPD, Richard H. Theriault, Vita S. Theriault, Darius R. Theriault, Raminta Theriault, Goddard Technologies, Inc. ("GTI") and others, claiming that the defendants purposely and materially misled and misrepresented capabilities and progress on a variety of initiatives related to the development and manufacture of the Company's RevVac™ Auto-Retractable Vacuum safety syringe to officers and directors of Revolutions Medical, which caused a delay in its production of approximately one year. The suit further alleges that Richard H. Theriault and other defendants defrauded the Company and misappropriated funds in violation of the United States' Racketeer Influenced and Corrupt Organizations ("RICO") Act and that GTI improperly assigned certain rights to the Company's new provisional patents to SPD without authorization. On February 2, 2013, Richard H. Theriault filed for bankruptcy in Massachusetts under Chapter 11.  The South Carolina lawsuit has been temporarily stayed until such time when the arbitration award against Richard H. Theriault and MIG can be ruled on in United States Federal District Court in Massachusetts, seeking judgment outside the bankruptcy court. On March 13, 2013, United States Federal District Court in Massachusetts granted an injunction against Richard H. Theriault and MIG, enjoining and restraining them from transferring or alienating any assets in their possession without approval from the Court and a hearing has been scheduled for May 7, 2013.

JMJ Financial, Inc.

On March 12, 2012, the Company filed a lawsuit against Justin Keener and JMJ in Charleston County, South Carolina.  The Company sought a rescission and financial relief for the convertible debt agreement signed February 22, 2011. The Company claimed that it was unable to deliver the shares requested in the common stock conversion requests dated January 9, 2012 for 1,000,000 shares and January 30, 2012 for 1,226,049 shares due to the risk of defaulting on the convertible debt agreement by losing Depository Trust Company “DTC” eligibility. The contract stated that the Company would be considered in default of the agreement if the Company lost DTC eligibility due to a “chill” placed upon the electronic transfer of the stock. The Company had previously been made aware of other companies that had entered into similar agreements losing DTC eligibility and felt that JMJ had put the Company in an untenable position of either defaulting by losing DTC eligibility or defaulting by failing to issue the requested shares.  The Company claimed that JMJ’s unreasonably high demands for conversion caused a “frustration” of the principal purpose of the contract and supports the rescission of the contract and a return of the parties to their respective positions before the contract was signed.  On April 12, 2012 the Company withdrew the lawsuit filed in South Carolina to pursue its rights and counterclaims in Miami-Dade County, Florida, described below.

The Company also claims the default notice issued by JMJ obligated the Company to pay JMJ the outstanding principal balance under the note along with the accrued and unpaid interest. The principal balance due at the time JMJ issued the default notice amounted to $191,663.  The Company disputes JMJ’s claims that the Company was liable for a sum far in excess of this amount based upon the default provision of the contract.

A lawsuit was filed against the Company by JMJ in Miami-Dade County, Florida on March 15, 2012. The lawsuit claims that the Company breached the terms of the convertible debt agreement by failing to issue shares requested in a stock conversion by JMJ on January 9, 2012 for 1,000,000 shares and on January 30, 2012 for 1,226,049 shares.  JMJ is seeking the delivery of 2,226,049 shares of common stock of the Company, plus costs and prejudgment interest. On August 30, 2012, the Company filed its counterclaims against JMJ which included Fraud by Concealment, among other claims. The Company alleges that Keener and JMJ had a responsibility and obligation under Florida law to disclose not to conceal during the negotiations of the agreement the fact that Keener and JMJ had outstanding and current issues with these type of convertible notes with DTC which could do detrimental harm to liquidity and electronic transfer of the Company's stock if DTC eligibility was "chilled". This would severely hamper future capital raises and harm its current shareholders but would solely benefit Keener and JMJ under the default clauses in this agreement.

 SEC

The SEC filed a civil complaint in Federal District Court in Georgia against the Company, alleging that the Company issued four misleading press releases during the period from August 2010 through October 2010 and one misleading press release in July 2011, related to the Company’s production schedule of its auto retractable safety syringe. The SEC names the Company’s current Chief Executive Officer, Rondald L. Wheet, as a co-defendant. Among other relief, the SEC seeks an order requiring the defendants to disgorge money received from its equity line financing from August 2010 through May 2011, in addition to other civil penalty amounts.  The Company believes that these claims are unfounded and is vigorously defending against them; however, should the Company not prevail in such defense the amount of damages owed to the SEC could be substantial and could adversely affect the Company’s financial condition or cause the Company to cease operations.

Employment Agreements

Effective May 15, 2012, the Company and Mr. Wheet, Chief Executive Officer, entered into a 2-year employment agreement.  The agreement provides for an annual salary of $247,500 and other reasonable and customary fringe benefits.

Effective April 11, 2011, the Company and Mr. Olmo, Chief Operating Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Effective June 1, 2011, the Company and Mr. Hodges, Chief Financial Officer, entered into a 3-year employment agreement. The agreement provides for an annual salary of $165,000 modified with a cost of living adjustment annually and other reasonable and customary fringe benefits.

Lease Agreement

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease the property at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month.  On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space. According to the amended lease agreement, the lease ends on July 1, 2016, and the Company is to pay Osprey $10,000 per month.  Rondald L. Wheet, our Chairman and Chief Executive Officer, is the sole member of Osprey.